CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2025	Sep. 25, 2025	Sep. 24, 2025	May 06, 2025	Dec. 31, 2024	Jul. 12, 2024	Jul. 11, 2024	Dec. 31, 2023
Preferred stock, par value (in dollars per share)						$ 0.0001
Preferred stock, shares authorized (in shares)		10,000,000			10,000,000	10,000,000
Preferred stock, shares issued (in shares)					0			0
Preferred stock, shares outstanding (in shares)					0			0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	250,000,000	250,000,000	100,000,000		100,000,000	100,000,000		100,000,000
Common stock, shares issued (in shares)	94,610,973				29,093,289			13,338,250
Common stock, shares outstanding (in shares)	94,610,973				29,093,289	21,124,057	3,898,781	13,338,250
Preferred stock Series A
Preferred stock, par value (in dollars per share)	$ 0.001				$ 0.001			$ 0.001
Preferred stock, shares authorized (in shares)	10,000,000				10,000,000			10,000,000
Preferred stock, shares issued (in shares)	0				0			0
Preferred stock, shares outstanding (in shares)	0				0			0